SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - Recently adopted accounting pronouncements (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2020 USD ($)	Dec. 31, 2020 CNY (¥)	Jan. 01, 2020 CNY (¥)	Dec. 31, 2019 CNY (¥)
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Remaining lease terms	4 years
Right-of-use assets	$ 16,195	¥ 105,674		¥ 334,134
Lease liabilities	12,545	81,854		282,334
Accumulated deficit	$ 192,735	¥ 1,257,594	¥ 26,054	¥ 533,480